Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Form 20-F/A Amendment No. 1 to the Annual Report on Form 10-Q for the year ended December 31, 2025, of Core AI Holdings, Inc., a British Columbia, Canada corporation (the “Company”) is being filed solely to include as Exhibit 10.24, the letter dated May 19, 2026, from Barzily & Co., CPA’s (“Barzily”), the Company’s former registered independent accounting firm, to the Office of the Chief Accountant of the Securities and Exchange Commission regarding their agreement with the statements made in “Item 16F. Change in Registrant’s Certifying Accountant - (a) Release of Previous Independent Registered Public Accounting Firm” with respect to Barzily.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39557
Entity Registrant Name	CORE AI HOLDINGS, INC.
Entity Central Index Key	0001649009
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	25 SE 2nd Ave. Ste 550
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33131
Title of 12(b) Security	Common Shares, no par value per common share
Trading Symbol	CHAI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,922,402
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25 SE 2nd Ave. Ste 550
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(954)
Local Phone Number	917-8499
Contact Personnel Name	Aitan Zacharin